Consolidated Balance Sheet Consolidated Balance Sheet (Paranthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	50,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	31,875,000
Common Stock, Shares, Outstanding	11,233,604	11,310,073